SUPPLEMENT TO THE

FIDELITY ADVISOR SMALL CAP GROWTH FUND
FIDELITY ADVISOR SMALL CAP VALUE FUND

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Small Cap Growth Fund and Fidelity Small Cap Value Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

October 24, 2004

The following information supplements that found in the Distribution Services section beginning on page 35.

Class A's and Class T's offering price is calculated to two decimal places. The actual sales charge you pay may be higher or lower due to rounding than the rates disclosed in the prospectus.

The following information replaces the last paragraph of the Distribution Services section found on page 36.

In addition to the distribution fees paid by FDC to intermediaries shown in the table above, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor Funds and the Advisor classes of shares on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

ASCP/ASCVB-05-01 January 29, 2005
1.811503.100

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the Transfer and Service Agent Agreements section on page 36.

Many fund shares are owned by intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may be paid for each plan participant fund account for providing recordkeeping services that would otherwise have been performed by FIIOC.

FIIOC may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation ("NSCC"). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement and information services for mutual funds and other financial services companies.

Because intermediaries and plan recordkeepers may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

SUPPLEMENT TO THE

FIDELITY® SMALL CAP GROWTH FUND

FIDELITY SMALL CAP VALUE FUND

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

October 24, 2004

The following information replaces the last paragraph of the Distribution Services section on page 34.

FDC or an affiliate may compensate intermediaries that distribute and/or service investors in the fund, or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the Transfer and Service Agent Agreements section beginning on page 34.

Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

SCP/SCVB-05-01 January 29, 2005
1.811502.100

FSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, at the direction of a retirement plan's named fiduciary, be paid for providing services that would otherwise have been performed by FSC or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by FSC or an affiliate or an unaffiliated third party.

In certain situations where FSC or an affiliate provides recordkeeping services to a retirement plan, credits may be accrued which may be subsequently drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Fidelity funds, or may be awarded for a given period of time. At the direction of a plan sponsor, credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with plan services provided by a third party.

SUPPLEMENT TO THE

FIDELITY® INTERNATIONAL REAL ESTATE FUND

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 2, 2004

The following information replaces the last paragraph of the Distribution Services section beginning on page 39.

FDC or an affiliate may compensate intermediaries that distribute and/or service investors in the fund, or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the Transfer and Service Agent Agreements section beginning on page 40.

Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

IREB-05-01 January 29, 2005
1.811497.100

FSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, at the direction of a retirement plan's named fiduciary, be paid for providing services that would otherwise have been performed by FSC or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by FSC or an affiliate or an unaffiliated third party.

In certain situations where FSC or an affiliate provides recordkeeping services to a retirement plan, credits may be accrued which may be subsequently drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Fidelity funds, or may be awarded for a given period of time. At the direction of a plan sponsor, credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with plan services provided by a third party.

SUPPLEMENT TO THE

FIDELITY® BLUE CHIP GROWTH FUND

FIDELITY BLUE CHIP VALUE

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2004

The following information replaces the last paragraph of the "Distribution Services" section on page 36.

FDC or an affiliate may compensate intermediaries that distribute and/or service investors in the fund, or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

BCF/BCVB-05-01 January 29, 2005
1.802077.101

The following information supplements that found in the "Transfer and Service Agent Agreements" section beginning on page 37.

Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

FSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, at the direction of a retirement plan's named fiduciary, be paid for providing services that would otherwise have been performed by FSC or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by FSC or an affiliate or an unaffiliated third party.

In certain situations where FSC or an affiliate provides recordkeeping services to a retirement plan, credits may be accrued which may be subsequently drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Fidelity funds, or may be awarded for a given period of time. At the direction of a plan sponsor, credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with plan services provided by a third party.

The following information supplements that for Blue Chip Growth and Blue Chip Value found in the "Appendix" section on page 39.

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Four additional lawsuits making similar allegations have been filed, and other similar cases may be filed in the future. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.

The following information supplements that for Blue Chip Growth found in the "Appendix" section on page 39.

On July 23, 2004, a complaint entitled Bennett, et al. v. Fidelity Management & Research Co. and FMR Co., Inc. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants breached their fiduciary duties by charging excessive management fees in violation of Section 36(b) of the 1940 Act. Plaintiffs seek unspecified damages and other relief, including a return of management fees paid by the funds and a reduction of future management fees. Any recovery of damages would revert to the funds. Another lawsuit making similar allegations has been filed, and other similar cases may be filed in the future. Fidelity believes these allegations are without merit and intends to defend them vigorously.

SUPPLEMENT TO THE

FIDELITY® BALANCED FUND
FIDELITY LOW-PRICED STOCK FUND
FIDELITY® PURITAN® FUND
and FIDELITY VALUE DISCOVERY FUND

Funds of Fidelity Puritan Trust

FIDELITY DIVIDEND GROWTH FUND
FIDELITY GROWTH & INCOME PORTFOLIO
FIDELITY LEVERAGED COMPANY STOCK FUND
FIDELITY OTC PORTFOLIO
and FIDELITY REAL ESTATE INCOME FUND

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2004

The following information replaces the last paragraph of the "Distribution Services" section beginning on page 50.

FDC or an affiliate may compensate intermediaries that distribute and/or service investors in the fund, or, at the direction of a retirement plan's named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. A number of factors are considered in determining whether to pay these additional amounts. In certain situations, such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

PSTSB-05-01 January 29, 2005
1.798487.102

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the "Transfer and Service Agent Agreements" section beginning on page 51.

Many fund shares are owned by certain intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries.

FSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, at the direction of a retirement plan's named fiduciary, be paid for providing services that would otherwise have been performed by FSC or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by FSC or an affiliate or an unaffiliated third party.

In certain situations where FSC or an affiliate provides recordkeeping services to a retirement plan, credits may be accrued which may be subsequently drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Fidelity funds, or may be awarded for a given period of time. At the direction of a plan sponsor, credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with plan services provided by a third party.

The following information supplements that found in the "Appendix" found on page 54.

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Four additional lawsuits making similar allegations have been filed, and other similar cases may be filed in the future. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.

On July 23, 2004, a complaint entitled Bennett, et al. v. Fidelity Management & Research Co. and FMR Co., Inc. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants breached their fiduciary duties by charging excessive management fees in violation of Section 36(b) of the 1940 Act. Plaintiffs seek unspecified damages and other relief, including a return of management fees paid by the funds and a reduction of future management fees. Any recovery of damages would revert to the funds. Another lawsuit making similar allegations has been filed, and other similar cases may be filed in the future. Fidelity believes these allegations are without merit and intends to defend them vigorously.